SIGNIFICANT TRANSACTIONS - Acquisition of Tabletki - The Fair Value of Identifiable Assets and Liabilities as of Acquisition (Details) - USD ($) $ in Millions	9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Feb. 10, 2026
Disclosure of detailed information about business combination [line items]
Net outflow of cash - investing activities	$ 240	$ 151
Tabletki Group
Disclosure of detailed information about business combination [line items]
Purchase consideration			$ 161
JSC Kyivstar | Tabletki Group
Disclosure of detailed information about business combination [line items]
Intangible assets			79
Cash and cash equivalents			2
Other current assets			1
Other current liabilities			(3)
Fair value of identifiable net assets			79
Goodwill resulting from acquisition			82
Purchase consideration			$ 161
Purchase consideration	161
Cash and cash equivalents	(2)
Net outflow of cash - investing activities	$ 159